ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2022
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of Subsidiaries and VIEs

		Date of	Percentage
	Place of incorporation	Incorporation/acquisition	Of ownership
Major subsidiaries of the Company:
Hong Kong Zepp Holding Limited (“Zepp HK”)	Hong Kong (“HK”)	December 23, 2014	100%
ZEPP, INC. (“Zepp Inc”)	United States of America (“U.S.”)	January 15, 2015	100%
Beijing ShunYuan KaiHua Technology Co., Ltd. (“Shun Yuan”)	PRC	February 25, 2015	100%
Huami (Shenzhen) Information Technology Co., Ltd.	PRC	December 7, 2015	100%
Anhui Huami Health Technology Co., Ltd (“Anhui Health”)	PRC	December 28, 2015	100%
Zepp North America Inc. (“Zepp NA”)	U.S.	June 16, 2016	100%
Galaxy Trading Platform Limited (“Galaxy”)	HK	May 8, 2019	100%
Zepp Europe Holding B.V. (“Zepp Europe”)	Netherlands	June 11, 2020	100%
Zepp Netherlands Trading B.V. (“Netherland”)	Netherlands	April 20, 2021	100%
Variable interest entities of the Company:
Anhui Huami	PRC	December 27, 2013	Consolidated VIE
Beijing Huami	PRC	July 11, 2014	Consolidated VIE
Major subsidiary of Anhui Huami:
Anhui Huami Healthcare Co., Ltd. (“Anhui Healthcare”)	PRC	December 5, 2016	VIE’s subsidiary

Schedule of Financial Statement Amounts and Balances of VIEs

	As of December 31,
	2021	2022
	RMB	RMB
Total current assets	2,989,474	2,045,609
Total non-current assets	701,134	790,027
Total assets	3,690,608	2,835,636
Total current liabilities	1,937,301	1,521,807
Total non-current liabilities	479,676	484,496
Total liabilities	2,416,977	2,006,303

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Revenues	6,297,534	5,219,560	2,536,863
Net income/(loss)	751,803	(61,184)	(1,282)

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net cash provided by/(used in) operating activities	770,935	(295,860)	(226,419)
Net cash used in investing activities	(131,183)	(71,916)	(26,610)
Net cash provided by financing activities	564,671	32,024	445,570